Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in non-current financial debt
Issuance of non-current debt	$ 2,959	$ 4,096	$ 4,468
Repayment of non-current debt	(682)	(520)	(302)
Net amount	2,277	3,576	4,166
Cash and cash equivalents
Cash	13,427	12,129	12,291
Cash equivalents	19,758	12,468	10,978
Total cash and cash equivalents	33,185	$ 24,597	$ 23,269	$ 25,181
Restricted cash and cash equivalents	$ 1,487